Form N-1A Supplement	Oct. 01, 2025
Oakmark Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Harris Associates Investment Trust

Oakmark Bond Fund (the “Fund”)

Supplement dated October 1, 2025 to the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) each dated January 28, 2025, and as each may be amended and restated.

This supplement describes important changes affecting the Fund. If you have any questions regarding these changes, please call 1-800-OAKMARK (625-6275).

Reduction of the Fund’s Contractual Expense Limitation Agreement: Effective October 1, 2025, the Fund’s contractual expense limitation arrangement will be reduced, as described below. As a result, effective on such date: